Operating Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019		Jun. 30, 2018
Statement Line Items [Line Items]
Revenues	$ 1,000	[1]	$ 1,000
Research and development expenses	1,688	[1]	2,842
Operating Loss	3,563	[1]	4,370
Finance income, net	(957)		813
Loss for the year	(2,606)		5,183
Pain and Hypertension [Member]
Statement Line Items [Line Items]
Revenues	1,000		1,000
Research and development expenses	619		1,417
Operating Loss	1,777		3,354
Oncology [Member]
Statement Line Items [Line Items]
Revenues
Research and development expenses	920		952
Operating Loss	1,287		1,323
Total reportable segments [Member]
Statement Line Items [Line Items]
Revenues	1,000		1,000
Research and development expenses	1,539		2,369
Operating Loss	3,064		4,677
Reconciliations [Member]
Statement Line Items [Line Items]
Revenues		[2]		[3]
Research and development expenses	149	[2]	473	[3]
Operating Loss	$ 499	[2]	$ (307)	[3]

[1]	See Note 3 regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data were not restated.
[2]	Includes employees share based expenses.
[3]	Includes employees share based expenses and other expenses/income related to rights granted to Taoz.